UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        August 8, 2007
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     1

Form 13F Information Table Entry Total:                               22

Form 13F Information Table Value Total:                     $342,201,715
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated

     Explanatory Note: Certain 13(f) securities previously reported by Allen Holding Inc. by virtue of its relationship with Allen Operations LLC are no longer reported herein and, effective with the period ended December 31, 2006, will be reported separately by Allen Operations LLC.

           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION   CLASS

BERKSHIRE HATHAWAY INC DEL    CL A             084670108   32,842,500          300     SHS
CARDICA INC                   COM              14141R101    1,360,536      224,141     SHS
COCA COLA CO                  COM              191216100  148,974,695    2,847,920     SHS
CONVERA CORP                  CL A             211919105      896,695      205,664     SHS
CONVERA CORP                  CL A             211919105    2,180,000      500,000     SHS
CONVERA CORP                  CL A             211919105   13,855,409    3,177,846     SHS
CONVERA CORP                  CL A             211919105      209,280       48,000     SHS
CONVERA CORP                  CL A             211919105    6,474,600    1,485,000     SHS
CONVERA CORP                  CL A             211919105   27,520,656    6,312,077     SHS
EASTMAN KODAK CO              COM              277461109    6,957,500      250,000     SHS
ELECTRO OPTICAL SCIENCES INC  COM              285192100      845,416      125,806     SHS
ELECTRO OPTICAL SCIENCES INC  COM              285192100      390,936       58,175     SHS
EXPEDIA INC DEL               COM              30212P105   34,575,468    1,180,453     SHS
EXPEDIA INC DEL               COM              30212P105    2,502,069       85,424     SHS
EXPEDIA INC DEL               COM              30212P105      504,345       17,219     SHS
GOOGLE INC                    CL A             38259P508   15,681,000       30,000     SHS
IAC INTERACTIVECORP           COM NEW          44919P300   38,340,300    1,107,781     SHS
IAC INTERACTIVECORP           COM NEW          44919P300    2,956,525       85,424     SHS
IAC INTERACTIVECORP           COM NEW          44919P300      595,950       17,219     SHS
MANNKIND CORP                 COM              56400P201    1,100,835       89,281     SHS
PRICELINE COM INC             COM NEW          741503403    2,942,072       42,800     SHS
PRICELINE COM INC             COM NEW          741503403      494,928        7,200     SHS


                                                         -------------
                                                          342,201,715
                                                         =============



           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                      300                 1          300
CARDICA INC                                 224,141                 1      224,141
COCA COLA CO                              2,847,920                 1    2,847,920
CONVERA CORP                                205,664                 1      205,664
CONVERA CORP                                500,000                 1      500,000
CONVERA CORP                              3,177,846                 1    3,177,846
CONVERA CORP                                 48,000                 1       48,000
CONVERA CORP                              1,485,000                 1    1,485,000
CONVERA CORP                  6,312,077                                  6,312,077
EASTMAN KODAK CO                            250,000                 1      250,000
ELECTRO OPTICAL SCIENCES INC                125,806                 1      125,806
ELECTRO OPTICAL SCIENCES INC                 58,175                 1       58,175
EXPEDIA INC DEL                           1,180,453                 1    1,180,453
EXPEDIA INC DEL                              85,424                 1       85,424
EXPEDIA INC DEL                  17,219                                     17,219
GOOGLE INC                                   30,000                 1       30,000
IAC INTERACTIVECORP                       1,107,781                 1    1,107,781
IAC INTERACTIVECORP                          85,424                 1       85,424
IAC INTERACTIVECORP              17,219                                     17,219
MANNKIND CORP                                89,281                 1       89,281
PRICELINE COM INC                            42,800                 1       42,800
PRICELINE COM INC                             7,200                 1        7,200





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